Subsequent Events	3 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events [Text Block]

27. Subsequent Events

Subsequent to the period ended June 30, 2025, the Company issued 1,175,441 common shares under the RSU plan upon the exercise of restricted share units.

Subsequent to the period ended June 30, 2025, the Company issued 24,099,854 October 2024 ATM Shares pursuant to the October 2024 ATM Equity Program for gross proceeds of $52.9 million.  The October 2024 ATM shares were sold at prevailing market prices, for an average price per October 2024 ATM Share of $2.19 (C$3.00). Pursuant to the October 2024 Equity Distribution Agreement, a cash commission of $1.4 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the October 2024 Equity Distribution Agreement.

On July 8, 2025, the Company granted 2,809,000 RSU to certain employees, officers, directors and eligible consultants of the Company with a fair value of C$3.03 per share and vesting on July 8, 2026.